Revenue recognition	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue recognition	Revenue Recognition
Contract Balances
Unearned revenue primarily relates to revenue that is recognized over time for one-year software license contracts. Approximately $110 million and $500 million of the December 31, 2023 balance were recognized as revenue during the three and nine months ended September 30, 2024, respectively, while approximately $115 million and $475 million of the December 31, 2022 balance were recognized as revenue during the three and nine months ended September 30, 2023, respectively.
Operating Lease Revenue
Sales of software and rental includes rental revenue from durable medical devices as part of operating lease arrangements (reported within the MedSurg segment), which was $148 million and $442 million for the three and nine months ended September 30, 2024, and $160 million and $458 million for the three and nine months ended September 30, 2023, respectively.
Customer Concentration
No customer accounted for more than 10% of the Company’s revenues for the three and nine months ended September 30, 2024 or 2023. Additionally, no customers accounted for more than 10% of accounts receivable as of September 30, 2024 and one customer accounted for approximately 10% of accounts receivable at December 31, 2023.
Revenue recognition
Contract Balances
Unearned revenue primarily relates to revenue that is recognized over time for one-year software license contracts. Approximately $540 million of the December 31, 2022 balance was recognized as revenue during the year ended December 31, 2023, while approximately $540 million of the December 31, 2021 balance was recognized as revenue during the year ended December 31, 2022.
Operating Lease Revenue
Sales of software and rental includes rental revenue from durable medical devices as part of operating lease arrangements (reported within the MedSurg segment), which was $616 million, $603 million, and $613 million for the years ended December 31, 2023, 2022 and 2021, respectively.
No customer accounted for more than 10% of the Company’s revenues for the years ended December 31, 2023, 2022 and 2021. Additionally, one customer accounted for approximately 10% of accounts receivable as of December 31, 2023 and none accounted for more than 10% of accounts receivable as of December 31, 2022.

Revenue recognition	Revenue Recognition
Contract Balances
Unearned revenue primarily relates to revenue that is recognized over time for one-year software license contracts. Approximately $110 million and $500 million of the December 31, 2023 balance were recognized as revenue during the three and nine months ended September 30, 2024, respectively, while approximately $115 million and $475 million of the December 31, 2022 balance were recognized as revenue during the three and nine months ended September 30, 2023, respectively.
Operating Lease Revenue
Sales of software and rental includes rental revenue from durable medical devices as part of operating lease arrangements (reported within the MedSurg segment), which was $148 million and $442 million for the three and nine months ended September 30, 2024, and $160 million and $458 million for the three and nine months ended September 30, 2023, respectively.
Customer Concentration
No customer accounted for more than 10% of the Company’s revenues for the three and nine months ended September 30, 2024 or 2023. Additionally, no customers accounted for more than 10% of accounts receivable as of September 30, 2024 and one customer accounted for approximately 10% of accounts receivable at December 31, 2023.
Revenue recognition
Contract Balances
Unearned revenue primarily relates to revenue that is recognized over time for one-year software license contracts. Approximately $540 million of the December 31, 2022 balance was recognized as revenue during the year ended December 31, 2023, while approximately $540 million of the December 31, 2021 balance was recognized as revenue during the year ended December 31, 2022.
Operating Lease Revenue
Sales of software and rental includes rental revenue from durable medical devices as part of operating lease arrangements (reported within the MedSurg segment), which was $616 million, $603 million, and $613 million for the years ended December 31, 2023, 2022 and 2021, respectively.
No customer accounted for more than 10% of the Company’s revenues for the years ended December 31, 2023, 2022 and 2021. Additionally, one customer accounted for approximately 10% of accounts receivable as of December 31, 2023 and none accounted for more than 10% of accounts receivable as of December 31, 2022.
Leases
Operating lease costs for the years ended December 31, 2023, 2022 and 2021, were $28 million, $32 million, and $31 million, respectively. Finance lease, variable lease costs, short-term lease cost and income related to sub-lease activity is immaterial for the Company.
Supplemental balance sheet information related to leases is as follows:

		December 31,
(Millions unless noted)	Location on face of balance sheets	2023	2022
Operating leases:
Operating lease right of use assets	Other assets	$98	$94

Current operating lease liabilities	Other current liabilities	$29	$27
Noncurrent operating lease liabilities	Other liabilities	69	68
Total operating lease liabilities		$98	$95

Weighted average remaining lease term (in years)		4.3	5.2
Weighted average discount rate		2.9%	2.2%
Supplemental cash flow and other information related to leases is as follows:

	For the years ended December 31,
(Millions)	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities	$29	$31	$33
Right of use assets obtained in exchange for lease liabilities	37	14	57
Maturities of operating lease liabilities were as follows:

(Millions)	December 31, 2023
2024	$30
2025	25
2026	18
2027	12
2028	5
After 2028	11
Total	101
Less: Amounts representing interest	(3)
Present value of future minimum lease payments	98
Less: Current obligations	29
Long-term obligations	$69